Stock Compensation (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Disclosure Of Stock Compensation Related Costs Share Based Payments [Abstract]
Granted but not issued at June 30, 2013	338,368
Issued
Granted	170,632	338,368
Granted but not issued, Ending balance, Shares	509,000	338,368